CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Preference Shares [Member]	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2011		$ 7,112	$ 3,047,826	$ 3,316,250	$ 2,410,341	$ 25,559,439	$ 84,622	$ 34,425,590
Balance (in shares) at Dec. 31, 2011		27,780,000
Net income/(loss)						4,505,510	(16,753)	4,488,757
Foreign currency translation gain (loss)					840,920		25	$ 840,945
Acquisition of additional equity interest in Panjin TOFA Cable Co., Ltd.			67,746		148		$ (67,894)
Balance at Dec. 31, 2012		$ 7,112	3,115,572	3,316,250	3,251,409	30,064,949		$ 39,755,292
Balance (in shares) at Dec. 31, 2012		27,780,000
Net income/(loss)						3,474,017		3,474,017
Foreign currency translation gain (loss)					1,252,841			1,252,841
Balance at Dec. 31, 2013		$ 7,112	3,115,572	3,316,250	4,504,250	33,538,966		44,482,150
Balance (in shares) at Dec. 31, 2013		27,780,000
Net income/(loss)						3,629,631		3,629,631
Foreign currency translation gain (loss)					(1,138,583)			(1,138,583)
Balance at Dec. 31, 2014		$ 7,112	$ 3,115,572	$ 3,316,250	$ 3,365,667	$ 37,168,597		$ 46,973,198
Balance (in shares) at Dec. 31, 2014		27,780,000